Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2020
Intro, basis of presentation of the consolidated financial statements and other information
Introduction, basis of presentation of the consolidated financial statements and other information

1.  Introduction, basis of presentation of the consolidated financial statements and other information

a)   Introduction

Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (hereinafter, Banco Santander México) together with its subsidiaries (hereinafter, the “Bank”) is a subsidiary of Grupo Financiero Santander México, S.A. de C.V. (hereinafter, “the Group”, “Parent” or “Parent company”), which is a subsidiary of Banco Santander, S.A. in Spain (hereinafter, Banco Santander (Spain) or “Ultimate Parent”) and holds 91.64% (see Note 3) of its common stock and is regulated by, among others, the Credit Institutions Law (Ley de Instituciones de Crédito), the General Provisions Applicable to Credit Institutions (Disposiciones de Carácter General Aplicables a las Instituciones de Crédito), Regulated Multiple Purpose Finance Entities and Market Participants in Relation to Derivatives Contracts Listed on the Mexican Market issued by the Mexican National Banking and Securities Commission (hereinafter, “CNBV” by its Spanish acronym) and the Mexican Central Bank (hereinafter, “Central Bank”, “Mexican Central Bank” or “Banco de México”). The Bank is also subject to the supervision and oversight of CNBV and the Mexican Central Bank.

The shares of the Bank are listed on the New York Stock Exchange as American Depositary Shares. The Bank is subject to the supervision and oversight of the United States Securities and Exchange Commission.

The Bank’s main activity is to render banking and credit services under the terms of applicable laws, which services include, among others, reception of deposits, granting of loans, trading of securities and the execution of trust contracts.

Per legal requirements, the Bank has unlimited liability for the obligations assumed and losses incurred by each of its subsidiaries.

The Bank conducts its business through branches and offices located throughout Mexico. The Bank is one of the largest private-sector banks in Mexico. The main office of the Bank is located at Prolongación Paseo de la Reforma 500, Colonia Lomas de Santa Fe, Ciudad de Mexico, Mexico.

The issuance of the consolidated financial statements was authorized by Héctor Blas Grisi Checa, Executive President and Chief Executive Officer (CEO) and Director of the Bank on February 26, 2021. These consolidated financial statements are pending the approval of the Board of Directors and of the ordinary shareholders’ meeting, where they may be modified, based on provisions set forth in the Mexican Corporations Law (Ley General de Sociedades Mercantiles).

COVID-19 pandemic

Near the end of 2019, a new strain of coronavirus denominated SARS-CoV-2 (hereinafter, “COVID-19”) was first reported. In that period, a clusters of cases showing the symptoms of a ‘pneumonia of unknown cause’ were identified in Wuhan, the capital of Central China’s Hubei province.

On December 31, 2019, China alerted the World Health Organization (WHO) of this new virus and on January 31, 2020, the International Health Regulations Emergency Committee of the WHO declared the outbreak a ‘Public Health Emergency of International Concern’. Since then, COVID-19 has progressively spread around the world, initially in parts of Asia, from where it then moved to Europe, the United States of America and Latin America, among others. On March 11, 2020, the WHO declared the COVID-19 outbreak to be a pandemic.

In the United States of America and Latin America, the health crisis began later than in Europe, so its impact was greatest at the end of the first quarter of 2020 and there are no clear signs of recovery yet.

COVID-19 has significantly affected the world economy. Countries all over the world responded to the COVID-19 pandemic by imposing a variety of measures to try to contain its expansion and impact, including lockdowns on millions of people, the implementation of mass quarantines and other containment measures, travel restrictions, limiting public gatherings and the temporary suspension of most economic activity. The measures adopted led to a notable decrease in global economic activity, disruption of supply chains, falls in production and demand, which resulted in significant Gross Domestic Product (GDP) falls in the most relevant countries, exchange rate volatility, sharp declines and high volatility in the financial and commodities markets worldwide, among others.

While some countries have started to ease their lockdowns, the reduction has been gradual and, as a result of the disruption to businesses, millions of workers have lost their jobs. These measures had a negative impact and could continue to affect adversely companies, market participants, Bank’s counterparties and customers in the coming years.

Mexican government and regulatory authorities, including the CNBV and the Mexican Central Bank, have acted to alleviate the economy and market disruptions resulting from COVID-19 pandemic. At the time, it is difficult to forecast the effectiveness of these and other measures taken to mitigate the economic impact of the COVID-19 pandemic.

The Bank’s priority is to protect the health of its employees, customers and shareholders but also to help mitigate the economic and financial impact that the health crisis could have. In this respect, several work streams were activated to find the best possible outcome for customers as well as to preserve the Bank’s strength and solvency, such as:

•	Identification of vulnerable customers, collectives and sectors that are affected or could be affected by the effects of the COVID-19 pandemic.
•	Close monitoring of their situation and needs in light of the most recent pandemic and market developments.
•	Scenario analysis to assess potential impacts and define action plans in case they are needed.
•	Assessment of the risk control framework, risk appetite statement, management limits and policies to ensure their appropriateness under the current circumstances.
•	Strengthening of the Recoveries area.

The Bank’s additional governance was also activated, which includes the “Special Situation Committee” to address and closely monitor the current situation and its potential negative effects. The Board of Directors and Bank’s Management, in order to facilitate the decision-making process, are regularly updated with the continuous monitoring of the key risk indicators.

Preserving the Bank’s business and critical functions in stress conditions is essential to providing high quality services to customers. Consequently, the Bank has the necessary contingency plans, including simulations of stress scenarios, which have enabled to face the COVID-19 pandemic with suitable preparation and knowledge. Contingency plans ensured the operational continuity of business, identifying their critical businesses and, among other measures, segregating teams and technological infrastructures, establishing shifts between critical employees and their back-ups, as well as increasing information technology infrastructure. Consequently, operational continuity of the Bank’s business units was not compromised, nor did they present any relevant incidents.

At the end of March 2020, the Bank implemented various relief measures issued by the CNBV (hereinafter, “Support Program”), which includes the partial or total deferral of principal and/or interest payments for up to four months, with the possibility of extending it to two additional months. Additionally, the Bank implemented case-by-case debt restructurings to corporate customers, provided liquidity and credit facilities for individuals and businesses facing hardship and offered proactive support for vulnerable customers trying to cover their needs, among others.

As for the branch network, measures were also taken to ensure a balance between customer service and the protection of employees, such as, reduced opening hours, shifts, limiting the number of customers in a branch at the same time, among others.

Around or above 99% of automated teller machines (ATM) remained active during the worst moment of the health crisis, ensuring availability of cash to customers and the possibility of online transactions.

Bank’s liquidity has been closely monitored since the beginning of the COVID-19 pandemic and preventive management measures were carried out to strengthen its position. In addition, the Mexican Central Bank has adopted measures to provide significant liquidity to the financial system. As a result, the liquidity position of the Bank has remained solid during 2020.

Regarding credit risk, the main indicators, such as customer’s performance and payment capacity, has been continuously monitored in order to maintain a robust credit quality of the Bank’s loan portfolio supported by the Bank’s initiatives to back its customers.

The Bank’s market risk exposure maintained its low profile with stable Value at Risk levels despite the persisting uncertainty stemming from COVID-19 pandemic.

The operational risk profile remained also stable, with a similar distribution of losses by category as in 2019, despite the exceptional circumstances from COVID-19 pandemic.

During 2020, the Bank has had more than half of total workforce telecommuting, which has increased cybersecurity risks given greater use of computer networks outside the corporate environment. Accordingly, the Bank focused in managing these risks, as well as increasing bandwidths and remote connection capacities, raising the maximum number of users supported while providing the necessary information technology equipment to adapt the organization to the new telecommuting environment in order to avoid business disruptions.

Regarding the safeguard of Bank’s employees, several actions were carried out from the beginning of the COVID-19 pandemic such as communication campaigns with the necessary hygiene guidelines, large scale remote working, travel and face-to-face meeting restrictions and constant health monitoring, among others.

The Bank has also implemented actions and mobilized resources to help society combat the health crisis as being the contribution to the well-being of society as a whole, which is one of the Bank’s main priorities. In this regard, the Bank created a solidarity fund to acquire medical equipment and materials to support organizations in the fight against COVID-19.

Bank’s Management has a reasonable expectation that the Bank has adequate resources to continue in operational existence for the near future. Thus, they continue to adopt the going concern basis of accounting in preparing the consolidated financial statements.

b)   Basis of presentation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (hereinafter, “IFRS”) as issued by the International Accounting Standards Board (hereinafter, “IASB”) and IFRIC interpretations, which are developed by the IFRS Interpretations Committee (previously the International Financial Reporting Interpretations Committee or IFRIC) and issued after approval by the IASB.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities at fair value through profit or loss (including trading financial derivative instruments), other financial assets and liabilities at fair value through profit or loss, financial assets at fair value through other comprehensive income, hedging financial derivative instruments, non-current assets held for sale and plan assets of defined benefit pension plans, that have been measured at fair value at the end of each reporting period, as explained in the accounting policies below (see Note 2).

Historical cost is based on the fair value of the consideration given in exchange for goods and services.

The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to recognize changes in the fair values attributable to the risks that are being hedged in effective hedge relationships.

The consolidated financial statements are presented in Mexican pesos. As used in these consolidated financial statements, the term “billion” means one thousand million (1,000,000,000).

The consolidated financial statements filed for Mexican statutory purposes are prepared in accordance with accounting rules and regulations prescribed by the CNBV, as amended, which are hereinafter referred to as Mexican Banking GAAP. Mexican Banking GAAP is composed of Mexican Financial Reporting Standards (NIF by its Spanish acronym) as issued by the Mexican Board of Financial Reporting Standards (CINIF by its Spanish acronym), which, in turn, are supplemented and modified by specific rules mandated by the CNBV.

The most significant differences between Mexican Banking GAAP and IFRS are:

a)   Allowance for impairment losses

For Mexican Banking GAAP purposes, allowance for impairment losses and provisions for off-balance sheet risk are determined using prescribed formulas that are based primarily on an expected credit loss model. The expected credit loss model is developed by the CNBV using information compiled from the Mexican lending market as a whole, which may differ from the Bank’s expected credit loss model.

In some cases, CNBV can approve the use of internal models to determine the allowance for impairment losses under Mexican Banking GAAP, as an alternative to the regulatory expected credit loss model.

b)   Effects of inflation

Mexican Banking GAAP requires the recognition of the comprehensive effects of inflation when an economic environment becomes inflationary, which, for purposes of Mexican Banking GAAP, is indicated by a three-year cumulative inflation rate of approximately 26% or more.

c)   Actuarial gains and losses of the pension plan

IFRS require the recognition of actuarial gains and losses from the year immediately through other comprehensive income without recycling to profit or loss. Under Mexican Banking GAAP there is an option to recognize actuarial gains and losses from the year, immediately through other comprehensive income as remeasurement of defined benefit obligation and demand their subsequent recycling to profit or loss based on the average remaining life of the pension plan, or to profit or loss of the period in which are determined.

d)   Deferred employee profit sharing

Mexican Banking GAAP requires the recognition of the deferred compulsory employee profit sharing effect based on the temporary differences arising between book and tax value of the assets and liabilities.

e)   Consolidation of special purpose entities

Mexican Banking GAAP does not require the consolidation of those special purpose entities created before January 1, 2009 over which control is exercised.

f)    Impairment losses of non-current assets held for sale

For Mexican Banking GAAP, impairment losses from non-current assets held for sale are determined based on formulas prescribed by the CNBV.

g)     Leases

As a lessee, Mexican Banking GAAP distinguishes leases between two types:

•

Operating lease, if the lease does not transfer substantially all the risk and rewards incidental to ownership, the lease payments should be recognized as an expense in the income statement over the lease term on a straight-line basis, unless another systematic basis is more representative of the time pattern of the user's benefit.

•

Finance lease, if the lease transfer substantially all the risk and rewards incidental to ownership, at commencement of the lease term, finance leases should be recognized as an asset (decreased by depreciation) and a liability (decreased by payments).

h)    Finance leases

At the beginning of the contract, the lessor will recognize the contractual value (nominal) of the leasing operation within its loan portfolio, against the cash outflow for the acquisition of the underlying asset and the corresponding financial income to be accrued as established by Mexican Banking GAAP.

i)    Fair value measurements of financial instruments

For Mexican Banking GAAP, the fair value measurement of financial derivative instruments non-listed in recognized markets does not consider the counterparty credit risk (Credit Value Adjustment) and the  entity’s own credit risk (Debit Value Adjustment).

Fair value measurement of financial liabilities at fair value through profit or loss does not consider also entity’s own credit risk for Mexican Banking GAAP.

The notes to the consolidated financial statements contain supplementary information to that presented in the consolidated balance sheets, consolidated income statements, consolidated statements of comprehensive income, consolidated statements of changes in total equity and consolidated statements of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these consolidated financial statements.

Resolutions and provisions issued by the CNBV to address the contingency derived from COVID-19 pandemic

On April 8, 2020, the CNBV issued some resolutions and provisions to face the contingency derived from the COVID-19 pandemic. In this sense, the CNBV postponed to January 1, 2022 the entry into force of IFRS 9 Financial instruments contained in the General Provisions Applicable to Credit Institutions (Disposiciones de Carácter General Aplicables a las Instituciones de Crédito), which was originally scheduled for January 1, 2021.

New and amended IFRS that are effective for the current year

In the current year, the Bank has applied the below amendments to IFRS and International Accounting Standards (hereinafter, “IAS”) issued by the IASB that are mandatorily effective for the accounting period beginning on January 1, 2020. Their adoption has not had any material impact on the disclosures or on the amounts reported in these consolidated financial statements.

•	Amendments to IAS 1 and IAS 8 – Definition of Material
•	Amendments to IFRS 3 – Definition of a Business
•	Revised Conceptual Framework for Financial Reporting
•	Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest Rate Benchmark Reform Phase 1
•	Amendment to IFRS 16 – Rent concessions

Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors - Definition of Material

The amendments to IAS 1 and IAS 8 use a consistent definition of materiality throughout IFRS and the Conceptual Framework for Financial Reporting, clarify the explanation of the definition of material and incorporate some of the guidance in IAS 1 about immaterial information.

The amended definition is:

“Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”

The amendment clarifies that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information. It also states that an entity assesses materiality in the context of the financial statements as a whole.

The amendment also clarifies the meaning of “primary users of general purpose financial statements” to whom those financial statements are directed, by defining them as “existing and potential investors, lenders and other creditors” that must rely on general purpose financial statements for much of the financial information they need.

The application of this amendment has had no impact on the amounts recognized in the consolidated financial statements.

Amendments to IFRS 3 Business Combinations

The amendments to IFRS 3 improve the definition of a business. To be considered a business, an acquisition would have to include an input and a substantive process that together significantly contribute to the ability to create outputs. The new guidance provides a framework to evaluate when an input and a substantive process are present (including for early stage companies that have not generated outputs).

The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. It is also no longer necessary to assess whether market participants are capable of replacing missing elements or integrating the acquired activities and assets.

The amendments also introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. Under the optional concentration test, the acquired set of activities and assets is not a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets.

The application of this amendment has had no impact on the amounts recognized in the consolidated financial statements.

Revised Conceptual Framework for Financial Reporting

The IASB has issued a revised Conceptual Framework. The revised Conceptual Framework is not an IFRS standard and will be used in future standard-setting decisions, but no changes will be made to current IFRS. Preparers might also use the Conceptual Framework to assist them in developing accounting policies where an issue is not addressed by an IFRS.

The main changes include:

-	increasing the prominence of stewardship in the objective of financial reporting, which is to provide information that is useful in making resource allocation decisions;
-	reinstating prudence, defined as the exercise of caution when making judgments under conditions of uncertainty, as a component of neutrality;
-	defining a reporting entity, which may be a legal entity, or a portion of an entity;
-	revising the definitions of an asset as a present economic resource controlled by the entity as a result of past events;
-	revising the definition of a liability as a present obligation of the entity to transfer an economic resource as a result of past events;
-	removing the probability threshold for recognition and adding guidance on derecognition;
-	adding guidance on the information provided by different measurement bases, and explaining factors to consider when selecting a measurement basis; and
-

stating that profit or loss is the primary performance indicator and that, in principle, income and expenses in other comprehensive income should be recycled where the relevance or faithful representation of the financial statements would be enhanced.

The application of this amendment has had no impact on the amounts recognized in the consolidated financial statements.

Amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement and IFRS 7 Financial Instruments: Disclosures – Interest Rate Benchmark Reform Phase 1

Following the financial crisis, the replacement of benchmark interest rates such as the London Inter-bank Offered Rate (LIBOR) and other Interbank Offered Rates (IBOR), hereinafter the “IBOR Reform”, became a priority for global regulators. Given the pervasive nature of IBOR-based contracts, there are significant impacts of these changes on financial reporting under IFRS.

The IASB has issued two-phase amendments to provide reliefs from the effects of IBOR Reform.

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Phase 1 - amendments to IFRS 9, IAS 39 and IFRS 7 (IBOR Reform Phase 1) provides temporary reliefs to enable hedge accounting to continue during the period of uncertainty before the replacement of an IBOR with an alternative nearly risk-free interest rate (RFR). The IBOR Reform Phase 1 amendments are effective for periods beginning on or after January 1, 2020.

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Phase 2 - amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (IBOR Reform Phase 2) provides temporary reliefs to address the accounting issues, which arise upon the replacement of an IBOR with an RFR. These amendments were published by the IASB on August 27, 2020 and are effective for annual periods beginning on or after January 1, 2021, with early application permitted.

IBOR Reform Phase 1 amendments include a number of reliefs, which apply to all hedging relationships that are directly affected by the IBOR Reform. A hedging relationship is affected if the IBOR Reform gives rise to uncertainties about the timing and or amount of benchmark-based cash flows of the hedged item or the hedging instrument during the period before the replacement of an existing interest rate benchmark with an RFR. This may lead to uncertainty whether a forecast transaction is highly probable and whether prospectively the hedging relationship is expected to be highly effective. IBOR Reform Phase 1 amendments provides reliefs which require the Bank to assume that hedging relationships are unaffected by the uncertainties caused by IBOR reform. This includes assuming that hedged cash flows are not altered because of IBOR reform. In addition, the reliefs allow the Bank to continue the hedging relationships because of retrospective or prospective ineffectiveness.

Because of these uncertainties, significant accounting judgment is involved in determining whether certain hedge accounting relationships that hedge the variability of foreign exchange and interest rate risk due to expected changes in IBOR continue to qualify for hedge accounting as of December 31, 2020. IBOR continues to be used as a reference interest rate in financial markets and is used in the valuation of financial instruments with maturities that exceed the expected end date for IBOR. Therefore, the Bank believes the current market structure supports the continuation of hedge accounting.

In some hedges, the hedged item or hedged risk is a non-contractually specified IBOR risk component. In order for hedge accounting to be applied, IAS 39 requires the designated risk component to be separately identifiable and reliably measurable. Under IBOR Reform Phase 1 amendments, the risk component only needs to be separately identifiable at initial hedge designation and not on an ongoing basis.

The reliefs provided by the IBOR Reform Phase 1 amendments that apply to the Bank are:

-	Hedge accounting relationships will continue despite the following:
•	For IBOR cash flow hedges, there is uncertainty about the timing and amount of the hedged cash flows due to the IBOR reform.
•	For IBOR fair value hedges, the benchmark interest rate component may not be separately identifiable.
-

The Bank will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80% to 125% range. For those hedging relationships that are not subject to the IBOR Reform, the Bank continues to cease hedge accounting if retrospective effectiveness is outside the 80% to 125% range.

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The Bank will retain the cumulative gain or loss recognized temporarily in other comprehensive income under Valuation adjustments - Cash flow hedges for designated cash flow hedges that are subject to the IBOR Reform even though there uncertainty arising with respect to the timing and amount of cash flows of the hedged items. When the Bank considers the hedged future cash flows are no longer expected to occur due to reasons other than the IBOR Reform, the cumulative gain or loss recognized temporarily in other comprehensive income under Valuation adjustments – Cash flow hedges will be immediately reclassified to profit or loss.

The Bank will continue to apply the IBOR Reform Phase 1 amendments to IAS 39 until the uncertainty arising from the interest rate benchmark IBOR Reform with respect to the timing and the amount of the underlying cash flows to which the Bank is exposed ends. The Bank expects this uncertainty will continue until the Bank’s contracts that reference to IBOR are amended to specify the date on which the interest rate benchmark will be replaced and the basis for the cash flows of the alternative benchmark rate are determined including any fixed spread.

In order to manage the transition process to the new reference rates, the Bank has set up a corporate IBOR transition program with the involvement of Bank’s Management. The aim of the program is to identify the risks and challenges arising from the IBOR Reform, understand where IBOR exposures are within the business, prepare and deliver on an action plan to enable a smooth transition to RFR. The Bank aims to finalize its transition and fall back plans by the end of first half of 2021.

The Bank has also closely monitored the financial markets and the output from the various industry working groups managing the transition to new benchmark interest rates. This includes announcements made by LIBOR regulators, such as the United Kingdom Financial Conduct Authority (FCA) and the United States Commodity Futures Trading Commission (CFTC) regarding the transition from LIBOR including British pound sterling (GBP) to the Sterling Overnight Index Average rate (SONIA), United States dollar (USD) LIBOR to the Secured Overnight Financing Rate (SOFR) and Japanese yen (JPY) LIBOR to the Tokyo Overnight Average rate (TONA). The FCA has made clear that, at the end of 2021, it will no longer seek to persuade, or compel, banks to submit to LIBOR.

The International Swaps and Derivatives Association (ISDA) is currently reviewing its standardized contracts in the light of IBOR Reform and plans to amend certain floating-rate options in the 2006 ISDA definitions to include fallback clauses that would apply on the permanent discontinuation of certain key IBOR. ISDA is expected to publish an IBOR fallback supplement to amend the 2006 ISDA definitions and an IBOR fallback protocol to facilitate multilateral amendments to include the amended floating-rate options in financial derivative transactions that were entered into before the date of the supplement. The Bank has adhered to the protocol and intends to monitor whether its counterparties will also adhere. If this plan changes or there are counterparties who will not adhere to the protocol, the Bank will negotiate with them bilaterally about including new fallback clauses.

The IBOR Reform Phase 1 amendments are relevant to the Bank given that it applies hedge accounting to its benchmark interest rate exposures. The application of the IBOR Reform Phase 1 amendments affects the Bank in the following ways:

-	Hedged items in cash flow hedge relationships include loans to customers in USD LIBOR floating rate and Euro LIBOR floating rate.
-	Hedging instruments include USD LIBOR and Euro LIBOR linked cross currency swaps.

Below are details of the hedging instruments and hedged items in scope of IAS 39 due to IBOR Reform, by hedge type. The terms of the hedged items listed match those of the corresponding hedging instruments.

Hedge	Instrument type	Instrument	Maturing	Hedge
type	prior to transition	type	in	item

Cash flow hedges	USD LIBOR	CCS	2023	Loans and advances to customers
Cash flow hedges	Euro LIBOR	CCS	2025	Loans and advances to customers

Amendment to IFRS 16 Leases – Rent concessions

(Effective for annual periods beginning on or after June 1, 2020)

In response to the COVID-19 pandemic, the IASB issued in May 2020 an amendment to IFRS 16 that provide practical relief for lessees in accounting for rent concessions. The practical expedient permits a lessee to elect not to assess whether a COVID-19-related rent concession is a lease modification. A lessee that makes this election shall account for any change in lease payments resulting from the COVID-19-related rent concession the same way it would account for the change applying IFRS 16 if the change were not a lease modification.

Rent concessions are eligible for the practical expedient, if they occur as a direct consequence of the COVID-19 pandemic and if all of the following criteria are met:

•	the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change;
•

any reduction in lease payments affects only payments originally due on or before June 30, 2021 (a rent concession meet this condition if it results in reduced lease payments on or before June 30, 2021 and increased lease payments that extend beyond June 30, 2021); and

•	there is no substantive change to the other terms and conditions of the lease.

The Bank decided not to adopt the facilities of the practical expedient for leases.

New and revised IFRS in issue but not yet effective

At the date of authorization of these consolidated financial statements, the following IFRS had been issued but were not mandatory for annual reporting periods ending on December 31, 2020:

•	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform Phase 2
•	IFRS 17 - Insurance Contracts
•	Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract
•	Amendments to IAS 16 – Proceeds before intended use
•	Amendments to IFRS 3 – Reference to the Conceptual Framework
•	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current
•	Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
•	Annual Improvements to IFRS Standards 2018–2020 Cycle

Amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments, IFRS 7 Financial Instruments, IFRS 4 Insurance contracts and IFRS 16 Leases – Interest Rate Benchmark Reform Phase 2

(Effective for annual periods beginning on or after January 1, 2021, earlier adoption is permitted)

The objective of IBOR Reform Phase 2 amendments is to assist entities in providing useful information about the effects of the transition to an RFR and support preparers in applying the requirements of IFRS when changes are made to contractual cash flows or hedging relationships because of the transition to an RFR. The IBOR Reform Phase 2 amendments affect the following key areas: changes in the basis for determining the contractual cash flows because of IBOR Reform, hedge accounting and disclosures.

IBOR Reform Phase 2 amendments provide specific guidance on how to treat financial assets and financial liabilities where the basis for determining the contractual cash flows changes because of IBOR Reform. This can include cases where the contractual terms are amended, cases where the contractual terms are not amended but for example, where the method for calculating the interest rate benchmark is altered, and cases where an existing contractual term is activated such as when a fallback clause is triggered.

As a practical expedient, the IBOR Reform Phase 2 amendments require an entity to apply IFRS 9, such that the change in the basis for determining the contractual cash flows is applied prospectively by revising the effective interest rate. This practical expedient only applies when the change in the basis for determining the contractual cash flows is necessary as a direct consequence of IBOR Reform and the new basis for determining the contractual cash flows is economically equivalent to the previous basis (i.e. the basis immediately preceding the change).

The IBOR Reform Phase 2 amendments provide a non-exhaustive list of examples of changes that give rise to a new basis for determining the contractual cash flows that is economically equivalent to the previous basis:

a)

The replacement of an existing interest rate benchmark used to determine the contractual cash flows of a financial asset or financial liability with an RFR or implementation of a reform of an interest rate benchmark by changing the method used to calculate the interest rate benchmark, with the addition of a fixed spread necessary to compensate for the basis difference between the existing interest rate benchmark and the RFR;

b)	Changes to the reset period, reset dates or the number of days between coupon payment dates in order to implement the reform of an interest rate benchmark; and
c)	The addition of a fallback provision to the contractual terms of a financial asset or financial liability to enable any of the changes described in a) and b) above to be implemented.

Given the similarity of financial liabilities in IFRS 9 and lease liabilities in IFRS 16, the IASB has provided a similar practical expedient in IFRS 16. The practical expedient applies when the interest rate benchmark on which lease payments are based is changed as a direct consequence of IBOR Reform and the change is done on an economically equivalent basis. Like the practical expedient in IFRS 9, the change in the contractual cash flows is applied prospectively. If additional modifications are made to lease contracts that are not required by IBOR Reform, a lessee shall apply the applicable requirements in IFRS 16 to account for all lease modifications made at the same time, including those required by IBOR Reform.

An entity may apply the hedge accounting requirements of either IFRS 9 or IAS 39 and therefore both Standards have been amended. The amendments to IFRS 9 and IAS 39 introduce an exception to the existing requirements so that changes in the formal designation and documentation of a hedge accounting relationship that are needed to reflect the changes required by IBOR Reform do not result in the discontinuation of hedge accounting or the designation of a new hedging relationship. These changes to the hedge relationship must be made by the end of the reporting period during which a change required by IBOR Reform occurs.

The exception applies to the changes to the hedge designation that are limited to one or more of the following changes:

a)	Designating an RFR (contractually or non-contractually specified) as a hedged risk;
b)	Amending the description of the hedged item, including the description of the designated portion of the cash flows or fair value being hedged; or
c)	Amending the description of the hedging instrument; and
d)	For those applying IAS 39, amending the description of how the entity will assess hedge effectiveness.

For the purposes of assessing the retrospective effectiveness of a hedging relationship on a cumulative basis according to IAS 39, an entity may elect to reset the cumulative fair value changes of the hedged item and hedging instrument to zero. This election is made separately for each hedging relationship (i.e. on an individual hedging relationship basis). This election was introduced to minimize the risk that entities would fail the retrospective effectiveness assessment of a hedging relationship when they transition to an RFR.

The amendments to IFRS 7 require that an entity provide disclosures that enable a user to understand the nature and extent of risks arising from IBOR Reform, how the entity is managing those risks, its progress in completing the transition from interest rate benchmarks to RFR and how it is managing the transition. To achieve this objective, an entity is required to disclose:

-	How it is managing the transition to RFR, its progress at the reporting date and the risks to which it is exposed arising from financial instruments because of the transition;
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Disaggregated by significant interest rate benchmark subject to IBOR Reform, quantitative information about financial instruments that have yet to transition to an RFR as at the end of the reporting period, showing separately: non-derivative financial assets, non-derivative financial liabilities and financial derivatives; and

-	If the IBOR Reform has resulted in changes to an entity’s risk management strategy, a description of those changes.

The IBOR Reform Phase 2 amendments are applied retrospectively in accordance with IAS 8 and are not optional. Restatement of prior periods is not required; however, the entity may restate prior periods if, and only if, it is possible without the use of hindsight.

Bank’s Management does not anticipate that the application of IBOR Reform Phase 2 amendments will have a material impact in the consolidated financial statements.

The Bank is exposed to the following interest rate benchmarks, which are subject to IBOR Reform: GBP LIBOR and USD LIBOR. The exposures arise on financial derivatives and non-derivative financial assets and liabilities.

As of December 31, 2020, the Bank has financial assets and liabilities for 1,383,058 million pesos and 1,452,559 million pesos that will be subject to IBOR Reform. The Bank is quantifying the impact of IBOR Reform expecting that no significant modification gain or loss will arise because of applying the amendments to these changes.

IFRS 17 Insurance contracts

(Effective for annual periods beginning on or after January 1, 2023, earlier adoption is permitted)

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the Standard and supersedes IFRS 4 Insurance Contracts.

IFRS 17 outlines a general model, which is modified for insurance contracts with direct participation features, described as the variable fee approach. The general model is simplified if certain criteria are met by measuring the liability for remaining coverage using the premium allocation approach.

The general model uses current assumptions to estimate the amount, timing and uncertainty of future cash flows and it explicitly measures the cost of that uncertainty. It takes into account market interest rates and the impact of policyholders’ options and guarantees.

In June 2020, the IASB issued Amendments to IFRS 17 to address concerns and implementation challenges that were identified after IFRS 17 was published. The amendments defer the date of initial application of IFRS 17 (incorporating the amendments) to annual reporting periods beginning on or after January 1, 2023. At the same time, the IASB issued Extension of the Temporary Exemption from Applying IFRS 9 (Amendments to IFRS 4) that extends the fixed expiry date of the temporary exemption from applying IFRS 9 in IFRS 4 to annual reporting periods beginning on or after January 1, 2023.

IFRS 17 must be applied retrospectively unless impracticable, in which case the modified retrospective approach or the fair value approach is applied.

For the purpose of the transition requirements, the date of initial application is the start of the annual reporting period in which the entity first applies IFRS 17, and the transition date is the beginning of the period immediately preceding the date of initial application.

IFRS 17 is not applicable as there is no insurance entity as a subsidiary of the Bank nor any contracts within the scope of this Standard.

Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets

(Effective for annual periods beginning on or after January 1, 2022, earlier adoption is permitted)

The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labor or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not restated. Instead, the entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application.

Bank’s Management does not expect any material impact from the adoption of these amendments.

Amendments to IAS 16 Property, Plant and Equipment

(Effective for annual periods beginning on or after January 1, 2022, earlier adoption is permitted)

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognizes such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories.

The amendments also clarify the meaning of ‘testing whether an asset is functioning properly’. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes.

If not presented separately in the statement of comprehensive income, the financial statements shall disclose the amounts of proceeds and cost included in profit or loss that relate to items produced that are not an output of the entity’s ordinary activities, and which line item(s) in the statement of comprehensive income include(s) such proceeds and cost.

The amendments are applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments.

The entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of that earliest period presented.

Bank’s Management does not expect any material impact from the adoption of these amendments.

Amendments to IFRS 3 Business Combinations

(Effective for annual periods beginning on or after January 1, 2022, earlier adoption is permitted)

The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework. They also add to IFRS 3 a requirement that, for obligations within the scope of IAS 37, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists because of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date.

Finally, the amendments add an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.

The amendments are effective for business combinations for which the date of acquisition is on or after the beginning of the first annual period beginning on or after January 1, 2022. Early application is permitted if an entity also applies all other updated references (published together with the updated Conceptual Framework) at the same time or earlier.

Amendments to IAS 1 Presentation of Financial Statements

(Effective for annual periods beginning on or after January 1, 2023, earlier adoption is permitted)

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

Bank’s Management does not expect any material impact from the adoption of these amendments.

Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures

(Effective date has not been set by the IASB)

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted. Bank’s Management anticipates that the application of these amendments may have an impact in the consolidated financial statements in future periods should such transactions arise.

Annual Improvements to IFRS Standards 2018–2020 Cycle

The Annual Improvements include amendments to the following IFRS:

IFRS 9 Financial Instruments

The amendment clarifies that in applying the ‘10 percent’ test to assess whether to derecognize a financial liability, an entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

The amendment is applied prospectively to modifications and exchanges that occur on or after the date, the entity first applies the amendment.

The amendment is effective for annual periods beginning on or after January 1, 2022, with early application permitted.

IFRS 16 Leases

The amendment removes the illustration of the reimbursement of leasehold improvements.

As the amendment to IFRS 16 only regards an illustrative example, no effective date is stated.

Bank’s Management does not expect any material impact from the adoption of these Annual Improvements.

c)   Critical accounting estimates and judgments

IFRS requires that Bank’s Management make certain estimates and utilize certain assumptions to determine the valuation of items included in the consolidated financial statements and to make required disclosures.

The COVID-19 pandemic resulted in the application of further judgment due to the evolving nature of the pandemic and the limited recent experience of the economic and financial impacts of such event. COVID-19 pandemic also affected the assumptions and estimation uncertainty associated with the measurement of assets and liabilities. Additional disclosures are incorporated in the notes to the consolidated financial statements in order to help users of financial statements understand the judgments applied in its preparation.

Although the actual results may differ, Bank’s Management believes that the estimates, assumptions and judgments utilized in preparing the consolidated financial statements and related disclosures were appropriate under the circumstances.

Use of critical estimates

To update the estimates, the Bank's Management has considered that since March 2020, COVID-19 has spread toward many countries, including Mexico. While there has been a worsening of the macroeconomic outlook to date, the extent to which COVID-19 pandemic will ultimately affect the Bank's results will depend on future developments, including actions to contain or treat the disease and mitigate its impact in the Mexican economy, which generate uncertainties in the Bank’s estimates. For this reason, the Bank's Management has assessed the current situation according to the best information available, then developing the potential impacts of COVID-19 pandemic on the estimates made during the year.

The critical accounting estimates applied are as follows:

 Fair value measurement of financial instruments (see Note 2.d.iii and Note 45.d).

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions. The most objective and common reference for the fair value of a financial instrument is the price that would be paid for it on an active, liquid and deep market (quoted price or market price). Fair value under IFRS is an exit price regardless of whether that price is directly observable or estimated using another valuation technique.

When there is no market price for a given financial instrument, its fair value is estimated on the basis of the price established in recent transactions involving similar instruments and, in the absence thereof, of valuation techniques commonly used by the international financial community, taking into account the specific features of the instrument to be measured and, particularly, the various types of risk associated with it.

In estimating the fair value of an asset or a liability, the Bank takes into account the characteristics of the asset or liability if market participants would consider those characteristics when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in the consolidated financial statements for certain financial instruments is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment and measurements that have some similarities to fair value but are not fair value, such as value in use defined in IAS 36 Impairment of Assets.

When there is no market price available for an identical instrument, the Bank measures fair value using other valuation techniques that are commonly used by the financial markets that maximize the use of relevant observable inputs and minimize the use of unobservable inputs as explained in Note 2.d.

The availability of observable prices or inputs varies by product and market, and may change over time. The level of judgment from Bank’s Management required in establishing fair value of financial instruments for which there is a quoted price in an active market is minimal. Similarly, there is little subjectivity or judgment required for instruments valued using valuation models that are standard across the industry and where all parameter inputs are quoted in active markets. The level of subjectivity and degree of judgment from Bank’s Management required are more significant for those instruments valued using specialized and sophisticated models and those where some or all of the parameter inputs are not observable.

In making appropriate valuation adjustments, the Bank follows methodologies that consider factors such as liquidity and credit risk (both counterparty credit risk in relation to financial assets and its own credit risk in relation to financial liabilities, which are at fair value through profit or loss).

The pressures observed in the financial markets during 2020 did not have a significant impact in terms of valuation of levels for the Bank's portfolios, considering, the typology of the Bank's products, the low complexity of the portfolios, the decrease in volatility and credit spreads in the second half of 2020 and the observability of the price sources used.

As of December 31, 2020, no significant reduction exists in observables prices from sources used for the valuation of financial instruments. Given the low market complexity as a rule for the Bank’s portfolios, there have been no significant reclassifications between levels. The Bank continues to monitor the evolution of the financial markets, their liquidity, and the observability conditions of the valuation inputs in order to apply the criteria established in the Bank for the levelling of assets and liabilities measured at fair value.

 Fair value estimates used in disclosures (see Note 2.d.iii and Note 45.d).

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 according to IFRS 13 Fair Value Measurement based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1: inputs that are quoted market prices (unadjusted) in active markets for identical instruments;
•

Level 2: inputs other than quoted prices included within Level 1 that are observable either directly (i.e., as prices) or indirectly (i.e., derived from prices). This category includes instruments valued using: quoted market prices in active markets for similar instruments; quoted prices for identical or similar instruments in markets that are considered less than active; or other valuation techniques in which all significant inputs are directly or indirectly observable from market data; and

•

Level 3: inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instrument’s valuation. This category includes instruments that are valued based on quoted prices for similar instruments for which significant unobservable adjustments or assumptions are required to reflect differences between the instruments.

This disclosure is provided in Note 2.d.iii.

For financial instruments measured at amortized cost (which include balances with the Central Bank, loans and advances to customers, debt instruments, deposits and short-term and long-term debt issued), the Bank discloses the fair value. This disclosure is provided in Note 45.d; generally, there is no trading activity in these instruments and the fair value determination therefore requires significant judgment from Bank’s Management.

-Allowance for impairment losses and provisions for off-balance sheet risk (see Note 2.g, Note 8.c, Note 9.c, Note 11.c and Note 24.f).

From January 1, 2018, the Bank assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost and at fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The Bank considers a financial asset to have experienced a significant increase in credit risk, since initial recognition, taking into account different quantitative, qualitative or backstop criteria. If it is determined that a significant change in credit risk has occurred, the expected credit losses are re-evaluated and the credit losses are quantified.

The Bank uses the concept of expected credit loss methodology according to IFRS 9 to quantify the credit losses as further discussed in Note 2.g.

The accounting estimates and judgments related to the allowance for impairment losses and provisions for off-balance sheet risk are a critical accounting estimate for the Bank because the underlying assumptions used to assess the impairment can change from period to period and may significantly affect the Bank’s profit, particularly in circumstances of economic and financial uncertainty. Further, the statistical models incorporate numerous estimates and judgments (for example, Probability of Default, Loss Given Default and segmentation of loans in groups with similar credit risk characteristics, etc.).

Many regulators and supervisors have highlighted the uncertainties surrounding the economic impacts of the health crisis. This is also evident in the frequent updates of macroeconomic forecasts with different perspectives and views on the depth and duration of the COVID-19 pandemic.

Consequently, the Bank analyzes expected credit losses under IFRS 9 based on three types of elements:

1.	Continuous monitoring of customers

Monitoring the credit quality of customers may be more complex in the current circumstances due to the absence of certain contractual payments on transactions subject to the Support Program. To this end, and in addition to the application of internal customer monitoring policies, all available information should be used, such as payment capacity, customer’s financial information, credit bureaus, behavioral scores, among others.

2. Forward-looking vision

As indicated by the IASB, macroeconomic uncertainty makes the usual application of IFRS 9 expected loss calculation models difficult, but does not exempt the incorporation of the prospective feature contained in IFRS 9. To this end, regulators and supervisors have recommended the use of a stable, long-term view (long-run) of the macroeconomic forecasts.

The Bank uses macroeconomic scenarios in its strategic and budgetary processes. For the purposes of measuring expected credit losses under IFRS 9, in accordance with the regulatory recommendations, the long-run view consistent with these scenarios was used. This long-run vision is generated through a stable long-term perspective, reflecting the structural impairment caused by the COVID-19 pandemic.

3.Additional elements

Additional elements will be required when necessary because they have not been captured under the two previous elements. This includes, among others, the analysis of sectors most affected by the COVID-19 pandemic, if their impacts are not sufficiently captured by the macroeconomic scenarios. Also collective analysis techniques, when the potential impairment in a group of customers cannot be identified individually.

The impact of the COVID-19 pandemic has increased the uncertainty around expected credit losses impairment calculations and has required additional judgments, especially as it is not directly comparable with any recent similar events and the impact depends mainly on government measures as much as the spread of the virus. The key additional judgments arising from the impact of COVID-19 pandemic mainly consider the review and update of macroeconomic scenarios and assumptions, weights of the scenarios, enlarged uncertainty around forward-looking economic information and the use of top-down post-model adjustments or overlays to embed in the expected credit losses, risks not yet fully captured by the impairment methodology.

In terms of classification of customers (staging), the Bank has maintained the criteria and thresholds for classification during the COVID-19 pandemic, incorporating the regulatory interpretations in the classification of customers that took advantage of the Support Program. In this way, Support Program is not considered as an automatic indicator for identifying these contractual changes as forbearances or classifying them in Stage 2. However, this does not exempt the rigorous application of IFRS 9 in the monitoring of costumer’s credit quality and in the timely detection of significant increases in credit risk in certain transactions or groups of transactions.

As such, the actual amount of the future cash flows and their timing may differ from the estimates used by Bank’s Management and consequently may cause actual credit losses to differ from the recognized allowance for impairment losses or provisions for off-balance sheet risk.

Given the level of uncertainty and the sensitivity of judgments and estimates, additional disclosures of the key assumptions used and judgments made in estimating expected credit losses, as well as the impact of any relief measures, are included in the notes to the consolidated financial statements.

Further details about expected credit loss measurement considerations related to COVID-19 pandemic are given in Note 2.g.

- The recognition and measurement of deferred tax assets (see Note 26.d).

As discussed in Note 2.w, deferred tax assets and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, tax losses and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled.

The Bank has reassessed its ability to generate future taxable income in relation to the recoverability of deferred tax assets recognized in the consolidated balance sheet. The COVID-19 pandemic introduced new uncertainties, that the Bank has considered in its analysis of the recoverability of deferred tax assets, such as relief measures contained in the Support Program, depth, severity and duration of the COVID-19 pandemic, and effectiveness of vaccination program. In determining the amount of deferred tax assets to be recognized, the Bank used updated expectations and estimates on projections of future events and trends, which may affect the consolidated financial statements, including a review of the eligible carryforward periods, available tax planning opportunities and other relevant considerations.

Bank’s Management considers that the recovery period of these assets would not be affected and that it is not necessary to adjust the deferred tax assets recognized based on the results of the analyses performed.

The Bank believes that the accounting estimate related to the deferred tax assets is a critical accounting estimate because it requires significant judgment of the Bank’s Management and the underlying assumptions used in the estimate can change from period to period (for example, future projected operating performance of the Bank).

-	Goodwill and business combinations (see Note 16).

Goodwill and intangible assets include the cost of acquired subsidiaries in excess of the fair value of the tangible net assets recognized in connection with acquisitions as well as acquired intangible assets. Accounting for goodwill and acquired intangible assets requires estimates from Bank’s Management regarding: (1) the fair value of the acquired intangible assets and the initial amount of goodwill to be recognized, (2) the amortization period (for identified intangible assets other than those with indefinite lives or goodwill) and (3) the recoverability of the carrying value of acquired intangible assets.

The useful lives of acquired intangible assets are estimated based on the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Bank.

To determine the initial amount of goodwill to be recognized on an acquisition, the Bank determines the fair value of the consideration and the fair value of the net assets acquired. The Bank uses internal analysis, generally based on discounted cash flow techniques, to determine the fair value of the net assets acquired and non-cash components of the consideration paid. The actual fair value of net assets acquired could differ from the fair value determined, resulting in an under- or over-statement of goodwill.

Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

-	Impairment of goodwill (see Note 16).

IAS 36 requires that a cash-generating unit (CGU) to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the CGU may be impaired. IAS 36 establishes a minimum of indicators in assessing whether there is any impairment indication, so even though there is still high uncertainty about how the COVID-19 pandemic is going to affect the economy, the Bank concluded that as of December 31, 2020 there are not impairment indications.

The Bank’s impairment test in respect of goodwill allocated to each CGU is performed annually. Having considered the impact of the COVID-19 pandemic, an interim impairment test has been performed at 30 September 2020. The Bank did not recognized any impairment losses on goodwill as such date.

Determining whether goodwill is impaired requires an estimation of the value in use of the CGU to which goodwill has been allocated. The value in use calculation requires estimating the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value.

The estimated future cash flows are based on updated financial budgets and business plans that reflect the most recent developments, such as the economic impacts of the COVID-19 pandemic on unemployment, GDP, interest rates and inflation.

Where the actual future cash flows are less than expected, an impairment loss may arise. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro rata based on the carrying amount of each asset in the CGU. Any impairment loss for goodwill is recognized directly in the consolidated income statement. An impairment loss recognized for goodwill is not reversed in subsequent periods.

On disposal of the relevant CGU, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Details of the impairment of goodwill calculation are set out in Note 16.

-	Defined benefit plan (see Note 24.c).

The net cost of the defined benefit pension plan and other post-employment medical benefits and the present value of the pension obligation are determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These assumptions include the determination of the discount rate. Any changes in these assumptions will affect the carrying amount of pension obligations.

The Bank determines the appropriate discount rate at the end of each year. This interest rate should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. The Bank’s defined benefit obligation is discounted at a rate set by reference to market yields on Mexican government bonds at the end of the reporting period.

The COVID-19 pandemic did not have a significant impact on actuarial assumptions, which are considered a key source of for the re-measurement of the defined benefit obligation. The current environment is likely to continue to affect the values of the plan assets and obligations resulting in potential volatility in the amount of the ‘net defined benefit pension plan deficit’ recognized in the consolidated balance sheet.

Further details about pension obligations are given in Note 24.c.

- The recognition and measurement of certain provisions and contingencies (see Note 24).

Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event; it is probable that an outflow of cash or other economic resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. If an outflow is not probable, the item is treated as a contingent liability.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

The Bank estimates and provides for probable losses that may arise out of litigation, regulatory proceedings and uncertain income tax matters to the extent that a current obligation exists, the losses are probable and can be reasonably estimated. Significant judgment is required in making these estimates and the Bank’s final liabilities may ultimately be materially different. The Bank’s actual losses may differ materially from recognized amounts.

Bank's Management, after its analysis, has concluded that there have been no significant changes in the estimates made at the end of the 2019 in relation to the probability of the obligations that the Bank has to meet as of December 31, 2020 due to the situation produced by COVID-19 pandemic.

- Lease term (see Note 2.l and Note 15)

In determining the lease term, Bank’s Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

- Discount rate for leases as a lessee (see Note 2.l and Note 15)

To determine the incremental borrowing rate, the Bank applies the Cross Section methodology, which consists of estimating the credit spread of the Bank based on the Credit Default Swaps information available from different entities. Under the Cross Section methodology, the following factors are considered to obtain the credit spread:

•	Economic sector,
•	Geographical area,
•	Rating, and
•	An assumption to represent that at least one factor described above, match with the factors related to the Bank.

d)   Events after the reporting period

The Bank continues to monitor the COVID-19 pandemic situation and will take further action as necessary in response to the economic disruption.

Additionally, there were no other events after the end of the reporting period and the date when the financial statements were authorized for issue to disclose or that represented an adjusting event.